RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2022
RELATED PARTY TRANSACTIONS
Schedule of compensation of key management personnel

	Years ended December 31,
	2022	2021
Cash compensation - salaries, short-term incentives, and other benefits	$8.9	$8.2
Long-term incentives, including share-based payments	6.2	6.8
Termination and post-retirement benefits	4.5	1.3
Total compensation paid to key management personnel	$19.6	$16.3